Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2021
Summary of significant accounting policies
Schedule of expected useful life of property and equipment

Category	Expected useful life
Office and telecommunication equipment	3-5 years
Leasehold improvements	5 years

Schedule of useful lives of intangible assets

Category	Expected useful life
Application and platform	3 ‑ 10 years
Purchased software	3 ‑ 10 years
Business licenses	3 ‑ 5 years